Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,849,000
Previously Paid Amount	0
Total Fee Amount	12,224.88
Total Offset Amount	0
Net Fee	$ 12,224.88